SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details) - Mnombo Wethu Consultants (Pty) Limited [Member]	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest	49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests	50.10%	50.10%